Document and Entity Information	0 Months Ended
May 31, 2014
Risk/Return:
Document Type	497
Document Period End Date	May 31, 2014
Registrant Name	DREYFUS PREMIER CALIFORNIA AMT-FREE MUNICIPAL BOND FUND, INC.
Central Index Key	0000720064
Amendment Flag	false
Document Creation Date	Nov. 21, 2014
Document Effective Date	Nov. 21, 2014
Prospectus Date	Nov. 21, 2014
DREYFUS CALIFORNIA AMT-FREE MUNICIPAL BOND FUND | Class Z
Risk/Return:
Trading Symbol	DRCAX
DREYFUS CALIFORNIA AMT-FREE MUNICIPAL BOND FUND | Class C
Risk/Return:
Trading Symbol	DCACX
DREYFUS CALIFORNIA AMT-FREE MUNICIPAL BOND FUND | Class A
Risk/Return:
Trading Symbol	DCAAX
DREYFUS CALIFORNIA AMT-FREE MUNICIPAL BOND FUND | Class I
Risk/Return:
Trading Symbol	DCMIX
DREYFUS CALIFORNIA AMT-FREE MUNICIPAL BOND FUND | Class Y
Risk/Return:
Trading Symbol	DCAYX